Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Deferred Tax Assets And Liabilities Abstract
Accrued payroll	$ 46,000	$ 141,000	$ 141,000
ASC842-ROU (Liability)	822,000	822,000	822,000
Loss from derivatives	(57,000)	(57,000)
Stock based compensation	(470,000)	(460,000)	(304,000)
Depreciation	3,000	3,000	3,000
Net operating loss	13,235,000	13,102,000	12,462,000
Net deferred tax assets (liabilities)	13,579,000	13,551,000	12,255,000
Valuation allowance	(13,579,000)	(13,551,000)	(12,255,000)
Net deferred tax assets (liabilities)	$ 0	$ 0	$ 0